STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 10: STOCKHOLDERS’ EQUITY

As of June 30, 2015, the Company was authorized to issue a total of 50,000,000 shares of common stock, par value $0.001 per share.

On June 4, 2013, Worldwide issued 17,000,000 common shares to Mr. Alan Chen as founder’s shares for no consideration exchanged. As a result, a discount on capital of $17,000,000 was recorded. On the same date, Mr. Chen conveyed 1,000,000 shares, 8,548,000 shares, 3,816,000 shares, and 3,636,000 shares to Legend Media Investments Co., Ltd., Pioneer Media Investments Co., Ltd., Intelligent Media Investments Co., Ltd., and Core Winner Investment Limited, respectively (collectively, the “Recipients”). All of the recipients are entities under Mr. Chen’s common control. During the year 2014, Mr. Chen transferred 2,847,725, 410,000, and 11,687,600 shares to Ms. Chiu-li Tu, the Company’s employees, and other non-related parties, respectively. Mr. Chen and Ms. Tu are husband and wife (see Note 14). Prior to November 14, 2014, Mr. Chen holds 2,054,675 shares of Worldwide.

On September 16, 2013, Worldwide entered into a written Definitive Agreement with GIA Investments Corp. (“GIA”), an unrelated party (the “Definitive Agreement”). Pursuant to the provisions of the Definitive Agreement, Worldwide would acquire NOWnews Network pursuant to a stock purchase agreement, and Worldwide will fund the operations of NOWnews Network for a period of approximately 8 months. Additionally, Worldwide desires to be acquired by an unidentified company (defined in the Definitive Agreement as “Company A”), pursuant to a stock exchange agreement, and Company A will be a participant in the OTCQB. As specified in the Definitive Agreement, GIA intends to acquire 15% of the issued and outstanding shares of Company A’s common stock for $3,000,000, and Worldwide intends that its existing shareholders will acquire 84% of the issued and outstanding shares of Company A’s common stock.

Pursuant to the Definitive Agreement, during September through December 2013, GIA funded an aggregate of $1,522,388 to Worldwide, which was recorded as “Subscriptions received in advance” on Worldwide’s consolidated balance sheet as of December 31, 2013. On May 23, 2014, Worldwide issued 3,000,000 common shares to GIA for the proceeds received.

During September through December 2013, Sky Media, the wholly-owned subsidiary of Worldwide, acquired 7,999,945 common shares (or 66.3%) of NOWnews Network from Mr. Alan Chen for $1,522,388 (or NT$45 million). Mr. Alan Chen owned 10,169,945 shares (or 84.3%) of common stock of NOWnews Network prior to the above transaction. Since Worldwide and NOWnews Network were both entities under Mr. Chen’s common control prior to the transaction, it was deemed a restructuring transaction (the “Restructuring Transaction”) and the $1,522,388 disbursed from Sky Media to Mr. Chen was recorded as a return of capital.

Pursuant to the Share Exchange Agreement entered on November 14, 2014 (see Note 1), the Company issued an aggregate of 20,000,000 shares of common stock to the shareholders of Worldwide in exchange for all the issued and outstanding capital stock of Worldwide. Immediately following the closing of the Share Exchange, the Company had a total of 22,412,000 issued and outstanding shares of common stock.

In February, 2015, Ms. Chiu-li Tu paid off the bank loans obtained by NOWnews Network, amounted to approximately $809,343 as of December 31, 2014, on behalf of NOWnews Network (see Note 7). Immediately after the repayment, Ms. Tu and NOWnews Network entered an agreement that such repayment will be a shareholder contribution to NOWnews Network. This transaction was treated as a related party transaction because Ms. Tu still serves as a Director of NOWnews Network. The Company has recorded additional paid-in capital of approximately $817,104 as of June 30, 2015 for this shareholder contribution.

NOTE 10: STOCKHOLDERS’ EQUITY

As of December 31, 2014 the Company was authorized to issue a total of 50,000,000 shares of common stock, par value $0.001 per share.

On June 4, 2013, Worldwide issued 17,000,000 common shares to Mr. Alan Chen as founder’s shares for no consideration exchanged. As a result, a discount on capital of $17,000,000 was recorded. On the same date, Mr. Chen conveyed 1,000,000 shares, 8,548,000 shares, 3,816,000 shares, and 3,636,000 shares to Legend Media Investments Co., Ltd., Pioneer Media Investments Co., Ltd., Intelligent Media Investments Co., Ltd., and Core Winner Investment Limited, respectively (collectively, the “Recipients”). All of the recipients are entities under Mr. Chen’s common control. During the year 2014, Mr. Chen transferred 2,847,725, 410,000, and 11,687,600 shares to Ms. Chiu-li Tu, the Company’s employees, and other non-related parties, respectively. Mr. Chen and Ms. Tu are husband and wife (see Note 14). Prior to November 14, 2014, Mr. Chen holds 2,054,675 shares of Worldwide.

On September 16, 2013, Worldwide entered into a written Definitive Agreement with GIA Investments Corp. (“GIA”), an unrelated party (the “Definitive Agreement”). Pursuant to the provisions of the Definitive Agreement, Worldwide would acquire NOWnews Network pursuant to a stock purchase agreement, and Worldwide will fund the operations of NOWnews Network for a period of approximately 8 months. Additionally, Worldwide desires to be acquired by an unidentified company (defined in the Definitive Agreement as “Company A”), pursuant to a stock exchange agreement, and Company A will be a participant in the OTCQB. As specified in the Definitive Agreement, GIA intends to acquire 15% of the issued and outstanding shares of Company A’s common stock for $3,000,000, and Worldwide intends that its existing shareholders will acquire 84% of the issued and outstanding shares of Company A’s common stock.

Pursuant to the Definitive Agreement, during September through December 2013, GIA funded an aggregate of $1,522,388 to Worldwide, which was recorded as “Subscriptions received in advance” on Worldwide’s consolidated balance sheet as of December 31, 2013. On May 23, 2014, Worldwide issued 3,000,000 common shares to GIA for the proceeds received.

During September through December 2013, Sky Media, the wholly-owned subsidiary of Worldwide, acquired 7,999,945 common shares (or 66.3%) of NOWnews Network from Mr. Alan Chen for $1,522,388 (or NT$45 million). Mr. Alan Chen owned 10,169,945 shares (or 84.3%) of common stock of NOWnews Network prior to the above transaction. Since Worldwide and NOWnews Network were both entities under Mr. Chen’s common control prior to the transaction, it was deemed a restructuring transaction (the “Restructuring Transaction”) and the $1,522,388 disbursed from Sky Media to Mr. Chen was recorded as a return of capital.

Pursuant to the Share Exchange Agreement entered on November 14, 2014 (see Note 1), the Company issued an aggregate of 20,000,000 shares of common stock to the shareholders of Worldwide in exchange for all the issued and outstanding capital stock of Worldwide. Immediately following the closing of the Share Exchange, the Company had a total of 22,412,000 issued and outstanding shares of common stock.

On March 29, 2013, NOWnews Network’s Board of Directors approved the issuance of its common stock in the amount of $907,552 (NT$26,800,000), or 2,680,000 shares, effective May 3, 2013. On May 3, 2013, NOWnews Network’s Board of Directors approved the aforementioned 2,680,000 shares to be issued to Mr. Alan Chen and Ms. Chiu-li Tu through debt conversion in the amount of $453,776 (NT$13,400,000, or 1,340,000 shares) and $453,776 (NT$13,400,000, or 1,340,000 shares), respectively, all valued at NT$10 per share. NOWnews Network filed the above changes of registered capital (File No. 10284576910) with the Taipei City Government on June 10, 2013.

On October 1, 2013, NOWnews Network’s Board of Directors approved the issuance of common stocks in the amount of $1,385,768 (NT$40,700,000, or 4,070,000 shares), effective November 4, 2013. On November 4, 2013, NOWnews Network issued 1,200,000 shares to Mr. Alan Chen for cash in the amount of $408,580 (NT$12,000,000), or NT$10 per share. On November 4, 2013, NOWnews Network’s Board of Directors approved the debt conversion to equity of 2,870,000 common shares in the amount of $977,188 (NT$28,700,000, or NT$10 per share), which includes $330,269 (NT$9,700,000, or 970,000 shares) and $646,919 (NT$19,000,000, or 1,900,000) shares to Mr. Alan Chen and Ms. Chiu-li Tu, respectively, all valued at NT$10 per share. NOWnews Network filed the above changes of registered capital (File No. 10289599610) with the Taipei City Government on November 25, 2013.